Fair Value Measurements (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Liabilities, Fair Value Disclosure [Abstract]
Fair value assets level 1 to level 2 transfers	$ 0	$ 0	$ 0
Fair value assets level 2 to level 1 transfers	0	0	0
air value assets transferred into (out of) level 3		0	0
Seven Oaks Acquisition Corp
Assets:
Investments held in Trust Account	258,749,858	258,804,731	258,749,858
Liabilities, Fair Value Disclosure [Abstract]
Fair value assets level 1 to level 2 transfers	0		0
Fair value assets level 2 to level 1 transfers	0		0
air value assets transferred into (out of) level 3	0
Level 1 | Seven Oaks Acquisition Corp
Assets:
Investments held in Trust Account	258,749,858	258,804,731	258,749,858
Level 1 | Seven Oaks Acquisition Corp | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities		10,337,063
Level 1 | Seven Oaks Acquisition Corp | Recurring
Assets:
Investments, Fair Value Disclosure	275,000,000		275,000,000
Level 2 | Seven Oaks Acquisition Corp | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities		$ 4,464,410
Level 3 | Seven Oaks Acquisition Corp | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	15,654,375		15,654,375
Level 3 | Seven Oaks Acquisition Corp | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	6,760,880		6,760,880
Level 3 | Seven Oaks Acquisition Corp | Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	15,654,375		15,654,375
Level 3 | Seven Oaks Acquisition Corp | Recurring | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	$ 6,760,880		$ 6,760,880